Intangible assets (Tables)	12 Months Ended
Jun. 30, 2020
Intangible assets.
Schedule of intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2018
Cost	421,453	785,594	10,379	1,217,426
Accumulated amortization	—	(416,086)	(1,700)	(417,786)
Net book amount	421,453	369,508	8,679	799,640
Year ended 30 June 2019
Opening net book amount	421,453	369,508	8,679	799,640
Additions	—	103,326	3,585	106,911
Disposals	—	(8,540)	—	(8,540)
Amortization charge	—	(125,532)	(3,622)	(129,154)
Closing book amount	421,453	338,762	8,642	768,857
At 30 June 2019
Cost	421,453	772,328	13,964	1,207,745
Accumulated amortization	—	(433,566)	(5,322)	(438,888)
Net book amount	421,453	338,762	8,642	768,857
Year ended 30 June 2020
Opening net book amount	421,453	338,762	8,642	768,857
Additions	—	182,936	2,198	185,134
Disposals	—	(52,065)	—	(52,065)
Amortization charge	—	(122,761)	(3,995)	(126,756)
Closing book amount	421,453	346,872	6,845	775,170
At 30 June 2020
Cost	421,453	831,275	14,797	1,267,525
Accumulated amortization	—	(484,403)	(7,952)	(492,355)
Net book amount	421,453	346,872	6,845	775,170

Schedule of estimated useful lives of other intangible assets

Website, mobile applications and software	3 years
Trademark registrations	10 years